Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 76,654,000	$ 27,325,000	$ 12,336,000
Accounts receivable, net of allowance for credit losses of $883 and $945 as of March 31, 2022 and December 31, 2021, respectively	18,626,000	3,723,000	2,526,000
Contract assets	3,609,000	2,757,000	1,859,000
Inventory	9,191,000	7,783,000	2,819,000
Prepaid expenses and other current assets	6,258,000	57,639,000	5,216,000
Total Current Assets	114,338,000	99,227,000	24,756,000
Property, plant and equipment, net	38,334,000	35,530,000	19,521,000
Other assets	17,316,000	639,000	0
Total assets	169,988,000	135,396,000	44,277,000
Current liabilities
Current portion of long-term debt	7,515,000	14,000	1,403,000
Accounts payable	10,833,000	9,366,000	2,904,000
Contract liabilities	24,204,000	17,558,000	18,069,000
Reserve for anticipated losses on contracts	965,000	886,000	2,220,000
Accrued expenses and other current liabilities	13,082,000	76,136,000	2,631,000
Total Current Liabilities	56,599,000	103,960,000	27,227,000
Deferred underwriting fee payable		12,075,000
Long-term debt	94,929,000	115,134,000	35,629,000
Warrant liabilities	35,616,000	5,631,000	0
Other liabilities	16,995,000	2,028,000	512,000
Total Liabilities	204,139,000	226,753,000	63,368,000
Commitments and contingencies
Mezzanine equity:
Redeemable convertible preferred stock - authorized zero and 20,526,878 shares of $0.0001 par value as of March 31, 2022 and December 31, 2021, respectively; issued and outstanding shares of zero and 10,947,686 as of March 31, 2022 and December 31, 2021, respectively	0	0
Shareholders' deficit:
Preferred stock - authorized 50,000,000 and zero shares of $0.0001 par value as of March 31, 2022 and December 31, 2021, respectively; zero issued and outstanding	0	0
Common stock	14,000	8,000
Additional paid-in capital	234,384,000	97,737,000	7,454,000
Accumulated deficit	(268,560,000)	(197,066,000)	(58,084,000)
Accumulated other comprehensive income (loss)	11,000	(36,000)	(204,000)
Non-controlling interest		0	23,743,000
Total shareholders' deficit	(34,151,000)	(99,357,000)	(27,091,000)
Total liabilities, mezzanine equity and shareholders' deficit	169,988,000	135,396,000	44,277,000
TAILWIND TWO ACQUISITION CORP.
Current assets
Cash and cash equivalents		1,552,520
Prepaid expenses and other current assets		467,371
Total Current Assets		2,019,891
Deferred offering costs			197,790
Investments held in Trust Account		345,089,823
Total assets		347,109,714	197,790
Current liabilities
Accounts payable and accrued expenses		2,140,014	6,093
Accrued offering costs		12,000	120,540
Advances from related party		5,360
Promissory note - related party			52,250
Total Current Liabilities		2,157,374	178,883
Warrant liabilities		16,405,000
Deferred underwriting fee payable		12,075,000
Total Liabilities		30,637,374	178,883
Commitments and contingencies
Mezzanine equity:
Redeemable convertible preferred stock - authorized zero and 20,526,878 shares of $0.0001 par value as of March 31, 2022 and December 31, 2021, respectively; issued and outstanding shares of zero and 10,947,686 as of March 31, 2022 and December 31, 2021, respectively		0	0
Shareholders' deficit:
Preferred stock - authorized 50,000,000 and zero shares of $0.0001 par value as of March 31, 2022 and December 31, 2021, respectively; zero issued and outstanding		0	0
Additional paid-in capital			24,137
Accumulated deficit		(28,528,523)	(6,093)
Total Shareholders' (Deficit) Equity		(28,527,660)	18,907
Total liabilities, mezzanine equity and shareholders' deficit		347,109,714	197,790
Class A Ordinary shares subject to possible redemption | TAILWIND TWO ACQUISITION CORP.
Current liabilities
Class A ordinary shares subject to possible redemption, $0.0001 par value, 34,500,000 and no shares issued and outstanding at $10.00 per share redemption value as of December 31, 2021 and 2020, respectively		345,000,000
Common Class B [Member] | TAILWIND TWO ACQUISITION CORP.
Shareholders' deficit:
Common stock		863	863
Redeemable convertible preferred stock [Member]
Mezzanine equity:
Redeemable convertible preferred stock - authorized zero and 20,526,878 shares of $0.0001 par value as of March 31, 2022 and December 31, 2021, respectively; issued and outstanding shares of zero and 10,947,686 as of March 31, 2022 and December 31, 2021, respectively	0	8,000,000	8,000,000
Shareholders' deficit:
Preferred stock - authorized 50,000,000 and zero shares of $0.0001 par value as of March 31, 2022 and December 31, 2021, respectively; zero issued and outstanding	$ 0	$ 8,000,000	$ 8,000,000